Disclosure of detailed information about management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Salaries and director fees	$ 830,698	$ 827,236
Share-based payments	501,900	290,069
KEY MANAGEMENT COMPENSATION	$ 1,332,598	$ 1,117,305